STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total [Member]	Non controlling Interest [Member]
Balance at Dec. 31, 2011		$ 9,140	$ 121	$ 34,118	$ (1,450)	$ (23,649)	$ 9,140
Balance, shares at Dec. 31, 2011			10,873,558
Exercise of warrants and stock options		764	5	759			764
Exercise of warrants and stock options, shares			518,200
Issuance of Ordinary shares in conjunction with consulting services (Note 10e)		813	3	810			813
Issuance of Ordinary shares in conjunction with consulting services (Note 10e), shares			250,000
Change in foreign currency translation adjustments, net		(80)			(80)		(80)
Share-based compensation expenses		346		346			346
Net (loss) income		3,843				3,843	3,843
Balance at Dec. 31, 2012		14,826	129	36,033	(1,530)	(19,806)	14,826
Balance, shares at Dec. 31, 2012			11,641,758
Exercise of warrants and stock options		729	4	725			729
Exercise of warrants and stock options, shares			446,291
Change in foreign currency translation adjustments, net		(10)			(10)		(10)
Share-based compensation expenses		356		356			356
Net (loss) income		(187)				(187)	(187)
Balance at Dec. 31, 2013		15,714	133	37,114	(1,540)	(19,993)	15,714
Balance, shares at Dec. 31, 2013		12,088,049	12,088,049
Exercise of warrants and stock options		378	2	376			378
Exercise of warrants and stock options, shares		155,271	220,100
Issuance of Ordinary shares, net	[1]	13,696	36	13,660			13,696
Issuance of Ordinary shares, net, shares	[1]		3,162,500
Issuance of Ordinary shares in conjunction of business acquisition		9,766	27	9,739			9,766
Issuance of Ordinary shares in conjunction of business acquisition, shares			2,353,310
Change in foreign currency translation adjustments, net		(914)			(914)		(914)
Share-based compensation expenses		670		670			670
Net (loss) income		(5,473)				(5,479)	(5,479)	6
Balance at Dec. 31, 2014		$ 33,837	$ 198	$ 61,559	$ (2,454)	$ (25,472)	$ 33,831	$ 6
Balance, shares at Dec. 31, 2014		17,823,959	17,823,959

[1]	Net of issuance expenses in the amount of $ 350.